Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill
RMB
Balance at December 31, 2017	3,276,107
Additions due to acquisitions	612,239
Balance at December 31, 2018	3,888,346
Balance at December 31, 2018, in US$	565,536